Effects on Consolidated Statement of Income (Detail) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Condensed Consolidating Financial Information [Line Items]
Total other income (expense)	¥ 13,850	¥ (3,838)	¥ 2,498
Income before income taxes and equity in net income (losses) of affiliates	833,049	833,342	876,958
Income taxes	307,979	323,059	391,798
Equity in net income (losses) of affiliates	(69,117)	(29,570)	(24,208)
Net income	455,953	480,713	460,952
Net income attributable to NTT DOCOMO, INC.	464,729	491,026	463,912
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.	¥ 112.07	¥ 118.41	¥ 111.87
Scenario, Previously Reported
Condensed Consolidating Financial Information [Line Items]
Total other income (expense)		4,478
Income before income taxes and equity in net income (losses) of affiliates		841,658
Income taxes		325,628
Equity in net income (losses) of affiliates		(30,710)
Net income		485,320
Net income attributable to NTT DOCOMO, INC.		495,633
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.		¥ 119.52
Restatement Adjustment
Condensed Consolidating Financial Information [Line Items]
Total other income (expense)		(8,316)
Income before income taxes and equity in net income (losses) of affiliates		(8,316)
Income taxes		(2,569)
Equity in net income (losses) of affiliates		1,140
Net income		(4,607)
Net income attributable to NTT DOCOMO, INC.		¥ (4,607)
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.		¥ (1.11)